Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
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Material Non Public Information. The Company does not consider material nonpublic information (MNPI) when determining the timing or attributes of equity awards and the Company does not time its disclosure of MNPI for the purpose of impacting the value of equity awards.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not consider material nonpublic information (MNPI) when determining the timing or attributes of equity awards and the Company does not time its disclosure of MNPI for the purpose of impacting the value of equity awards.
MNPI Disclosure Timed for Compensation Value	false